FINANCING (INCOME) EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Income Expense [Abstract]
Schedule of financing (income) expenses, net
	Year ended December 31,
	2018	2017	2016
	$ thousands	$ thousands	$ thousands
Financing income
Interest income from deposits	42	1	1
Net gain from change in exchange rates	-	-	43
Net change in fair value of financial instruments designated at fair value through profit or loss	1,085	-	-

Financing income recognized in statement of operations	1,127	1	44

Financing expenses
Net loss from change in exchange rates	170	87	-
Issuance costs	546	-	-
Interest expenses, bank fees and other	25	5	7

Financing expenses recognized in statement of operations	741	92	7